COMMON STOCK - Nonvested Restricted Shares Awards (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Restricted Awards
Nonvested, beginning balance (in shares)	1,363,794	1,202,895	1,160,079
Granted (in shares)	560,516	348,016	318,496
Vested (in shares)	(274,271)	(177,790)	(224,894)
Forfeited (in shares)	(23,007)	(9,327)	(50,786)
Nonvested, ending balance (in shares)	1,627,032	1,363,794	1,202,895	1,160,079
Weighted Average Grant Date Fair Value
Nonvested, beginning balance (in dollars per share)	$ 35.14	$ 29.68	$ 23.32
Granted (in dollars per share)	60.24	47.60	32.60
Vested (in dollars per share)	26.50	22.69	23.42
Forfeited (in dollars per share)	39.68	33.46	24.18
Nonvested, ending balance (in dollars per share)	$ 45.23	$ 35.14	$ 29.68	$ 23.32
Unrecognized Compensation Expense
Nonvested restricted awards, unrecognized compensation expense	$ 6.6	$ 6.3	$ 7.9	$ 7.6
Nonvested restricted awards, weighted-average period to recognize expense	5 months 4 days	7 months 13 days	10 months 9 days	1 year 1 month 13 days